ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 21, 2021	Jun. 30, 2021
Deferred Compensation		$ 362,000
Payment Of Assumed Liabilities		$ 166,000
Strike Price		$ 2.6715
Total Purchase Price		$ 2,586,000
Stock Issued During Period, Shares, Acquisitions	452,929	3,623,433
Stock Issued During Period, Value, Acquisitions	$ 1,210,000	$ 9,680,000
Employment Agreement [Member]
Common Stock Value	1,210,000
Aggregate Cash Payment	1,210,000
Cash Payment	166,000
Base Salary	$ 300,000
Common Stock Purchase Price	452,929